Inventory - 10K (Details) - USD ($) $ in Thousands	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022
Inventory [Line Items]
Inventory, Net	$ 928	$ 802	$ 703
Beverage [Member]
Inventory [Line Items]
Inventory, Net	644	545	459
Food [Member]
Inventory [Line Items]
Inventory, Net	$ 284	$ 257	$ 244